Cover	Aug. 09, 2021	Jul. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2021
Entity File Number		001-15288
Entity Registrant Name	Network 1 Technologies, Inc.
Entity Central Index Key	0001065078
Entity Tax Identification Number		11-3027591
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		445 Park Avenue
Entity Address, Address Line Two		Suite 912
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
City Area Code		(212)
Local Phone Number		829-5770
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		NTIP
Security Exchange Name		NYSEAMER
Entity Emerging Growth Company		false